Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Convertible Notes Payable
Convertible Notes Payable

Note 7 – Convertible Notes Payable

2020 Convertible Promissory Notes

On December 10, 2020 and December 18, 2020, the Company issued unsecured convertible promissory notes to investors in the total principal amount of $5,125, and on February 4, 2021, and March 1, 2021, the Company issued additional unsecured convertible promissory notes to investors in the total principal amount of $4,875, as part of a single financing (collectively, the “2020 Notes"). The 2020 Notes accrued interest at eight percent per annum. The 2020 Notes were converted into 1,007,965 shares of Series B Preferred Stock, per the terms of the 2020 Notes, on May 5, 2021, in conjunction with the Series B Financing. The outstanding balance on the 2020 Notes, including accrued interest, was $10,228 when the 2020 Notes were converted to Series B Preferred Stock in May 2021. For the three and nine months ended September 30, 2021, interest expense of $0 and $210, respectively, was incurred related to the 2020 Notes. The principal of the 2020 Notes was included in Additional Paid-in Capital and the fair value of the embedded derivative was recorded as a liability on the Company’s balance sheet. The fair value of the embedded derivative was $5,497. This balance was transferred, along with the accrued interest, to mezzanine equity upon conversion of the 2020 Notes to Series B Preferred Stock in conjunction with the Series B Financing.

2020 Notes Embedded Derivative

The 2020 Notes contained the following embedded derivatives: (i) a share settled redemption upon Qualified Financing (as defined in the indenture for the Notes); (ii) a share settled redemption upon De-SPAC (as defined in the indenture for the 2020 Notes); and (iii) a share settled redemption at maturity.

Embedded derivatives are separated from the host contract and carried at fair value when: (a) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract; and (b) a separate, stand-alone instrument with the same terms would qualify as a derivative instrument. The Company has concluded that certain embedded derivatives within the 2020 Notes meet these criteria and, as such, must be valued separate and apart from the 2020 Notes as one embedded derivative and recorded at fair value each reporting period.

See Note 8 - Fair Value Measurements, for information about the assumptions that the Company used to measure the fair value of the embedded derivative.

2019 Convertible Promissory Note

On December 4, 2019, the Company issued an unsecured convertible promissory note to an investor in the principal amount of $3,000 (the “2019 Note,” and together with the 2020 Notes, the “Convertible Promissory Notes”). The 2019 Note accrued interest at 5 percent per annum. The 2019 Note converted into 254,899 shares of Series B Preferred Stock, per the terms of the agreement, on May 5, 2021, in conjunction with the Series B Financing. Upon this conversion, the 2019 Note converted to Series B Preferred Stock at a 30 percent discount.

The Company elected to account for the 2019 Note at fair value. Management believes that the fair value option better reflects the underlying economics of the 2019 Note, which contain multiple embedded derivatives. Under the fair value election, changes in fair value are reported in the Condensed Statements of Operations as "Loss from change in fair value of debt."

The principal, accrued interest, and fair value totaling $3,647 was transferred to mezzanine equity upon conversion of the 2019 Note to Series B Preferred Stock in conjunction with the Series B Financing.

See Note 8 – Fair Value Measurement for information about the assumptions that the Company used to measure the fair value of the 2019 Note. At December 31, 2020, the outstanding balance on the 2019 Note was $3,612. For the three months ended September 30, 2021 and 2020, interest expense of $0 and $38 was incurred related to the 2019 Note, respectively. For the nine months ended September 30, 2021 and 2020, interest expense of $53 and $112 was incurred related to the 2019 Note, respectively.

For all debt instruments, including any for which the Company has elected fair value accounting, the Company classifies interest that has been accrued during each period as Interest expense on the Condensed Statements of Operations.

Note 7 – Convertible Notes Payable

2020 Convertible Promissory Notes

On December 10, 2020, the Company authorized the issuance and sale of unsecured convertible promissory notes to investors in the principal amount of $5,125,000. The notes payable are convertible into shares of preferred equity securities per the terms of the agreements upon a qualified financing, a liquidating event or upon their maturity. A qualified financing will be deemed to have occurred if the Company closes a transaction or series of related transactions resulting in gross proceeds of at least $20,000,000. A Liquidating Event includes voluntary or involuntary liquidation, dissolution, or winding up of the Company or a deemed liquidation event, as defined in the Company’s second amended and restated articles of incorporation. If a qualified financing transaction occurs prior to June 30, 2021, the unsecured convertible promissory notes will convert to a new series of preferred stock at a 30 percent discount. If a qualified financing or liquidating event does not occur by June 30, 2021, the unsecured convertible promissory notes will convert to shares of preferred equity securities at 1.3 times the Series A-1 price of $2.34881 per share. The unsecured convertible promissory notes bear interest of 8 percent per annum, with interest converted to shares of preferred equity securities at the time of conversion. The outstanding balance on the convertible notes payable was $5,139,836 as of December 31, 2020. During 2020, interest expense of $14,836 was incurred related to these borrowings. The Company recorded a debt discount of $5,125,000 for the fair value of the BCF as the intrinsic value of the BCF was greater than the proceeds allocated to the convertible promissory note.

2020 Convertible Promissory Notes Embedded Derivative

The 2020 Notes contained the following embedded derivatives: (i) a share settled redemption upon Qualified Financing (as defined in the 2020 convertible promissory notes Indenture); (ii) share settled redemption upon De-SPAC (as defined in the 2020 Convertible Promissory Notes Indenture); (iii) share settled redemption at maturity.

Embedded derivatives are separated from the host contract and carried at fair value when: (a) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract; and (b) a separate, stand-alone instrument with the same terms would qualify as a derivative instrument. The Company has concluded that certain embedded derivatives within the 2020 convertible promissory notes meet these criteria and, as such, must be valued separate and apart from the 2020 convertible promissory notes as one embedded derivative and recorded at fair value each reporting period.

See Note 8 -Fair Value Measurement for information about the assumptions that the Company used to measure the fair value of the embedded derivative.

2019 Convertible Promissory Notes

On December 4, 2019, the Company authorized the issuance and sale of an unsecured convertible promissory note to an investor in the principal amount of $3,000,000. The note payable is convertible into shares of preferred equity securities per the terms of the agreement upon a qualified financing or liquidating event. A qualified financing will be deemed to have occurred if the Company closes a transaction or series of related transactions resulting in gross proceeds of at least $10,000,000. A Liquidating Event includes voluntary or involuntary liquidation, dissolution, or winding up of the Company or a deemed liquidation event, as defined in the Company’s second amended and restated articles of incorporation. If a qualified financing transaction occurs prior to December 4, 2021, the unsecured convertible promissory note will convert to a new series of preferred stock at a 30 percent discount. If a qualified financing or liquidating event does not occur by December 4, 2021, the unsecured convertible promissory note will convert to shares of preferred equity securities at 1.3 times the Series A-1 price of $2.34881 per share.

The unsecured convertible promissory note bears interest at 5 percent per annum, with interest converted to shares of preferred equity securities at the time of conversion.

Note 7 – Convertible Notes Payable (Continued)

The Company elected to account for the 2019 convertible promissory note at fair value, as of the December 4, 2019 issuance date. Management believes that the fair value option better reflects the underlying economics of the 2019 convertible promissory note, which contain multiple embedded derivatives. Under the fair value election, changes in fair value will be reported in the consolidated statements of operations as “Loss from change in fair value of debt “ in each reporting period subsequent to the issuance of the 2019 convertible promissory note.

For the years ended December 31, 2020 and 2019, the Company recorded a loss of $436,926 and $0, respectively. See Note 8- Fair Value Measurement for information about the assumptions that the Company used to measure the fair value of the 2019 convertible promissory note. As of December 31, 2020 and 2019, the outstanding balance on the convertible note payable was $3,612,035 and $3,010,274, respectively. For the years ended December 31, 2020 and 2019, interest expense of $150,000 and $10,274 was incurred related to this borrowing, respectively.

For all debt instruments, including any for which the Company has elected fair value accounting, the Company classifies interest that has been accrued during each period as Interest expense on the consolidated statements of operations.